STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Mar. 31, 2022	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	2,500,000
Common Stock, Shares, Issued	28,210,000	28,210,000
Common Stock, Shares, Outstanding	28,210,000	28,210,000
A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.00
B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.00
C Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.00
D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.00
E Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 8.00